SCHEDULE OF CALCULATION OF LOSS ON EXTINGUISHMENT (Details) (Parenthetical) - $ / shares	Dec. 31, 2024	Sep. 10, 2024	Aug. 15, 2024	Jul. 18, 2024	Jun. 28, 2024	Jun. 05, 2024	May 10, 2024	Apr. 17, 2024	Apr. 09, 2024	Dec. 31, 2023	Oct. 31, 2023	Jul. 13, 2023	Jun. 28, 2023
Warrants [member]
IfrsStatementLineItems [Line Items]
Number of shares issued						672,000	3,594		656
Warrant exercise price						$ 3.18
Share price per share							$ 104.40		$ 572.40
Class C preference shares [member]
IfrsStatementLineItems [Line Items]
Number of shares issued	909			293		118		290	290
Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Number of shares issued	787,733	2,272,940	8,000		2,411	152,000		156	156	3,169	1,484.1	408.3	397
Share price per share			$ 24.00		$ 144.00	$ 1.67					$ 819.00	$ 5,670	$ 5,670